Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

Metropolitan Life Separate Account UL

File Nos. 033-57320/811-06025

MetFlex Flexible Premium Variable Life Insurance Policies

Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account UL (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2021, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 36 for the Separate Account last filed electronically with the Commission filed April 29, 2021.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company